Equity Investments Without Readily Determinable Fair Value - Schedule of Equity investments without Readily Determinable Fair Value Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Beginning balance	$ 1,605,459	$ 1,631,892
Acquisitions
Observable price changes
Impairment on investments	(449,432)
Exchange difference	85,371	(26,433)
Ending balance	$ 1,241,398	$ 1,605,459